Adoption of New and Revised Standards - Schedule of New and Amended IFRS Accounting Standards (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standards title	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability
Effective date	Jan. 01, 2025
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standards title	Amendments to IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure Classification and Measurement of Financial Instruments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standards title	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026
Annual Improvements to IFRS – Volume 11[Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standards title	Annual Improvements to IFRS – Volume 11
Effective date	Jan. 01, 2026